PROPOSED MERGER TRANSACTION (Details Narrative) - USD ($)		12 Months Ended
	Feb. 11, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
FDIC insured limit		$ 250,000
Unrecognized tax benefits		0	$ 0	$ 0
Accrual for interest and penalties		2,000	1,000
Open World Ltd. [Member]
Cash	$ 1,000,000	729,422	4,025,185
Termination fee	$ 400,000
Accounts Receivable		1,211,696	13,463,445
FDIC insured limit		250,000
Unrecognized tax benefits		0	0	0	$ 0
Accrual for interest and penalties		0	0	0	$ 0
Accrued expenses and other current liabilities		105,011	49,168
Pension expense		55,843	39,901
Restricted cash balance		$ 5,838	$ 44,473	$ 13,201